Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents the Plan’s fair value hierarchy and its financial assets measured at fair value on a recurring basis:

	Fair Value Hierarchy	December 31,
Description		2025	2024
Mutual funds	Level 1	$396,314,914	$338,033,293
Money market fund	Level 1	14,109,683	13,220,040
KB Home Stock Fund	Level 1	14,494,073	18,076,332
Participant-directed brokerage account investments	Level 1	18,561,437	12,502,903
		443,480,107	381,832,568
Stable Value Fund, at net asset value		3,107,342	3,230,874
Investments, at fair value		$446,587,449	$385,063,442